Note 26 - Derivative financial instruments	12 Months Ended
Dec. 31, 2025
III. FINANCIAL RISK MANAGEMENT
Note 26 - Derivative financial instruments

26        Derivative financial instruments

Net fair values of derivative financial instruments

The net fair values of derivative financial instruments, in accordance with IFRS 13, are:

	Year ended December 31,
	2025	2024
Other derivatives	1,875	7,484
Contracts with positive fair values	1,875	7,484

Derivatives hedging borrowings and investments	(2,669)	-
Other derivatives	(11,661)	(8,300)
Contracts with negative fair values	(14,330)	(8,300)
Total	(12,455)	(816)

Other derivatives include contracts which are designated to hedge positions other than borrowings and investments.

Foreign exchange and commodities derivative contracts and hedge accounting

Tenaris applies hedge accounting to certain cash flow hedges of highly probable forecast transactions. The net fair values of exchange rate derivatives and those derivatives that were designated for hedge accounting as of December 31, 2025, and 2024 were as follows:

Purchase currency	Sell currency	Term	Fair value		Hedge accounting reserve
			2025	2024	2025	2024
BRL	USD	2026	-	(2,818)	-	1,776
EUR	USD	2026	757	(2,551)	550	(2,091)
USD	BRL	2026	500	1,579	(18)	-
USD	CAD	2026	(2,169)	1,465	-	-
USD	EUR	2026/2027	(3,989)	1,089	(1,048)	383
MXN	USD	2026	60	770	-	-
USD	KWD	2026	212	569	-	-
USD	MXN	2026	(4,726)	(282)	-	-
USD	NGN	2026	(43)	(212)	-	-
USD	ARS	2026	56	-	19	-
USD	COP	2026	(171)	202	-	-
USD	GBP	2026	(108)	134	-	-
USD	CNY	2026	(65)	73	-	-
RON	USD	2026	(39)	(31)	-	-
Others		2026	(417)	5	77	120
Total			(10,142)	(8)	(420)	188

Commodity derivatives	Term	Fair value		Hedge accounting reserve
		2025	2024	2025	2024
LME Scrap	2026	-	(1,974)	-	(1,974)
PSV Gas	2026	(1,415)	1,097	(1,415)	1,097
Nickel	2026	(194)	52	(194)	52
Houston Ship Channel Gas	2026	-	34	-	34
Electric Energy	2026	(301)	(17)	(301)	(17)
TTF Gas	2026	(403)	-	(403)	-
Total		(2,313)	(808)	(2,313)	(808)

Following is a summary of the hedge reserve evolution:

	Equity reserve Dec-2023	Movements 2024	Equity reserve Dec-2024	Movements 2025	Equity reserve Dec-2025
Foreign Exchange & Commodities	8,133	(8,753)	(620)	(2,113)	(2,733)
Total Cash flow Hedge	8,133	(8,753)	(620)	(2,113)	(2,733)

Tenaris estimates that the majority of the cash flow hedge reserve corresponding to derivatives instruments at December 31, 2025 will be recycled to the Consolidated Income Statement during 2026. For information on hedge accounting reserve, see section III.D to these Consolidated Financial Statements.